Condensed Consolidated Statements of Operations (Unaudited) - USD ($)		3 Months Ended						9 Months Ended		11 Months Ended	12 Months Ended
		Sep. 30, 2021	Mar. 31, 2021		Sep. 30, 2020	Mar. 31, 2020		Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2020
Revenue:
Total revenue		$ 12,157,000			$ 7,586,000			$ 29,451,000	$ 15,957,000
Operating expenses:
Cost of goods sold		6,930,000			3,664,000			17,097,000	8,742,000
Research and development		15,043,000			5,823,000			37,206,000	15,457,000
Selling, general, and administrative		11,442,000			1,265,000			23,015,000	4,080,000
Total operating expenses		33,415,000			10,752,000			77,318,000	28,279,000
Loss from operations		(21,258,000)			(3,166,000)			(47,867,000)	(12,322,000)
Other income (expense), net:
Interest income		16,000			6,000			36,000	18,000
Interest expense		(25,000)			(517,000)			(1,175,000)	(1,620,000)
Gain (loss) from change in fair value of SAFEs					(18,520,000)			21,600,000	(20,735,000)
Gain (loss) from change in fair value of warrants		(40,401,000)						(29,085,000)
Gain (loss) from change in fair value of earn-out liabilities		(45,516,000)						(27,677,000)
Gain (loss) from extinguishment of debt								304,000
Other income (expense)		(1,013,000)			28,000			(914,000)	140,000
Total other expense, net		(86,939,000)			(19,003,000)			(36,911,000)	(22,197,000)
Net loss before income taxes		(108,197,000)			(22,169,000)			(84,778,000)	(34,519,000)
Income tax (benefit) expense		(36,000)			(13,000)			34,000	9,000
Change in fair value of warrant liability								(74,408,000)
Net (loss) income		(108,161,000)			(22,156,000)			(84,812,000)	(34,528,000)
Less: Net loss attributable to noncontrolling interest		(28,512,000)			(197,000)			(22,127,000)	(590,000)
Net loss attributable to indie Semiconductor, Inc.		(79,649,000)			(21,959,000)			(62,685,000)	(33,938,000)
Net loss attributable to common shares – basic		(79,649,000)			(21,959,000)			(62,685,000)	(33,938,000)
Net loss attributable to common shares – diluted		$ (79,649,000)			$ (21,959,000)			$ (62,685,000)	$ (33,938,000)
Net loss per share attributable to common shares – basic (in Dollars per share)		$ (0.83)			$ (0.7)			$ (1.07)	$ (1.09)
Net loss per share attributable to common shares – diluted (in Dollars per share)		$ (0.83)			$ (0.7)			$ (1.07)	$ (1.09)
Weighted average common shares outstanding – basic(1) (in Shares)	[1]	96,368,379			31,349,643			58,791,245	31,153,933
Weighted average common shares outstanding – diluted(1) (in Shares)	[1]	96,368,379			31,349,643			58,791,245	31,153,933
Product revenue
Revenue:
Total revenue		$ 11,099,000			$ 5,732,000			$ 27,470,000	$ 13,294,000
Contract revenue
Revenue:
Total revenue		$ 1,058,000			$ 1,854,000			$ 1,981,000	$ 2,663,000
Thunder Bridge Acquisition II, Ltd.[Member]
Operating expenses:
Total operating expenses			$ 1,067,923			$ 238,547
Loss from operations			(1,067,923)			(238,547)				$ (379,352)	$ (1,620,837)
Other income (expense), net:
Interest income			8,621			2,017,548				2,460,851	2,122,286
Change in fair value of warrant liability			39,566,826			5,000,031				1,538,409	(73,794,379)
Net (loss) income			$ 38,507,524			$ 6,779,032				$ 3,619,908	$ (73,292,930)
Weighted average shares outstanding, basic and diluted (in Shares)			8,625,000	[1],[2]		8,625,000	[1],[2]			8,437,500 [3]	8,625,000 [3]
Basic and diluted net income per ordinary share (in Dollars per share)			$ 4.46			$ 0.58				$ 0.14	$ (8.74)
Formation costs and other operating expenses										$ 379,352	$ 1,620,837

[1]	Retroactively restated to give effect to the reverse recapitalization.
[2]	Excludes an aggregate of up to 34,500,000,shares subject to redemption at March 31, 2021 and 2020, respectively (See Note 8).
[3]	excludes an aggregate of up to 34,500,000 and 34,500,000 shares subject to redemption at December 31, 2020 and 2019, respectively (See Note 7).